Fees and Expenses - NORTHEAST INVESTORS TRUST	Feb. 01, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Optional Text]	Annual Trust Operating Expenses as of 9/30/25 (Expenses Deducted From Fund Assets)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and capital gains distributions, and that the Trust’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Trust pays transaction costs, such as commissions, when it buys or sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual Trust operating expenses or in the example, may affect the Trust’s investment performance. Also, a higher portfolio turnover rate may result in an elevated level of capital gains. During the most recent fiscal year, the Trust’s portfolio turnover rate was 40.96% of the average value of its portfolio.

Portfolio Turnover, Rate	40.96%